Impairment of Goodwill and Other Non-Current Assets - Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period (Detail)	Dec. 31, 2021	Dec. 31, 2020
Payable in 1 year [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	12.30%	10.40%
Payable in 1 year [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.20%	17.10%
Payable in 1 year [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	6.60%	4.40%
Payable in 1 year [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.20%	3.00%
Payable in 2 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	12.30%	10.40%
Payable in 2 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.20%	17.10%
Payable in 2 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.50%	3.70%
Payable in 2 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.80%	2.90%
Payable in 3 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	12.30%	10.40%
Payable in 3 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.20%	17.10%
Payable in 3 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.60%	3.80%
Payable in 3 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.90%	2.80%
Payable in 4 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	12.30%	10.40%
Payable in 4 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.20%	17.10%
Payable in 4 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.20%	3.80%
Payable in 4 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.90%	2.80%
Payable in 5 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	12.30%	10.40%
Payable in 5 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.20%	17.10%
Payable in 5 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.30%	3.80%
Payable in 5 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.80%	2.80%